Unaudited Condensed Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in- Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2022	$ 3	$ 190,624	$ (85,373)	$ 27	$ 105,281
Balance (in Shares) at Dec. 31, 2022	19,932,429
Conversion of 2022 Convertible Notes into common stock	$ 2	40,950			40,952
Conversion of 2022 Convertible Notes into common stock (in Shares)	5,460,075
Issuance of common stock upon the reverse capitalization, net of offering costs	$ 2	4,586			4,588
Issuance of common stock upon the reverse capitalization, net of offering costs (in Shares)	13,458,293
Reclassification of prepaid PIPE		3,500			3,500
Reclassification of prepaid PIPE (in Shares)	350,000
Reclassification of warrants between liabilities and equity		4,329			4,329
Reclassification of Legacy Complete Solaria Common stock into Complete Solaria Common Stock	(1)	2			1
Issuance of common stock in connection with forward purchase agreements		4,777			4,777
Issuance of common stock in connection with forward purchase agreements (in Shares)	1,050,000
Issuance of common stock in connection with forward purchase agreements due to related party	$ 1	30,712			30,713
Issuance of common stock in connection with forward purchase agreements due to related party (in Shares)	4,508,488
Issuance of common stock bonus shares in connection with Mergers		2,394			2,394
Issuance of common stock bonus shares in connection with Mergers (in Shares)	463,976
Residual Mergers proceeds		161			161
Modification of Carlyle Warrant		(10,862)			(10,862)
Issuance of restricted stock units		52			52
Issuance of restricted stock units (in Shares)	98,097
Issuance of common stock warrants		(3,516)			(3,516)
Issuance of common stock to related party		5,000			5,000
Issuance of common stock to related party (in Shares)	3,676,470
Exercise of common stock options		57			57
Exercise of common stock options (in Shares)	67,533
Stock-based compensation		5,199			5,199
Net income (loss)			(269,555)		(269,555)
Foreign currency translation adjustment				116	116
Balance at Dec. 31, 2023	$ 7	277,965	(354,928)	143	$ (76,813)
Balance (in Shares) at Dec. 31, 2023	49,065,361				49,065,361
Exercise of common stock options		26			$ 26
Exercise of common stock options (in Shares)	31,176
Stock-based compensation		1,341			1,341
Net income (loss)			(9,588)		(9,588)
Foreign currency translation adjustment				(45)	(45)
Balance at Mar. 31, 2024	$ 7	279,332	(364,516)	98	(85,079)
Balance (in Shares) at Mar. 31, 2024	49,096,537
Balance at Dec. 31, 2023	$ 7	277,965	(354,928)	143	$ (76,813)
Balance (in Shares) at Dec. 31, 2023	49,065,361				49,065,361
Issuance of common stock warrants		1,400			$ 1,400
Exercise of common stock options		532			532
Exercise of common stock options (in Shares)	398,883
Issuance of common stock warrants for services		9,179			9,179
Issuance of common stock upon conversion of SAFEs	$ 6	6,244			6,250
Issuance of common stock upon conversion of SAFEs (in Shares)	13,888,889
Issuance of common stock for exchange of debt		2,220			2,220
Issuance of common stock for exchange of debt (in Shares)	1,500,000
Issuance of common stock		7,144			7,144
Issuance of common stock (in Shares)	2,918,837
Modification of Warrant Agreement		7,306			7,306
Offering costs of reverse recapitalization		(1,396)			(1,396)
Stock-based compensation		3,067			3,067
Vesting of restricted stock units (in Shares)	669,059
Exercise of common stock warrants	$ 1				1
Exercise of common stock warrants (in Shares)	5,343,616
Net income (loss)			(56,451)		(56,451)
Foreign currency translation adjustment				22	22
Balance at Dec. 29, 2024	$ 14	313,661	(411,379)	165	$ (97,539)
Balance (in Shares) at Dec. 29, 2024	73,784,645				73,784,645
Exercise of common stock options		57			$ 57
Exercise of common stock options (in Shares)	43,793
Stock-based compensation		314			314
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	93,470
Exercise of common stock warrants		60			60
Exercise of common stock warrants (in Shares)	6,000,000
Net income (loss)			8,127		8,127
Foreign currency translation adjustment
Balance at Mar. 30, 2025	$ 14	$ 314,092	$ (403,252)	$ 165	$ (88,981)
Balance (in Shares) at Mar. 30, 2025	79,921,908				79,921,908